UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

NT Alpha Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Robert DiCarlo

President and Principal Executive Officer

NT Alpha Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND	JUNE 30, 2014 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 96.1%
Distressed – 12.2%
(Cost $48,152,000)
Chatham Asset Partners High Yield Fund, L.P.	$13,873,000
Knighthead Domestic Fund, L.P.	25,085,000
Varadero Partners L.P.	21,885,000
60,843,000
Fixed Income Arbitrage – 1.9%
(Cost $6,750,000)
Triton Fund, L.P.	9,251,000
Global Macro – 9.1%
(Cost $41,652,000)
Discovery Global Opportunity Partners, L.P.	22,996,000
Trient Global Macro Partners, L.P.	9,007,000
Tse Capital Fund L.P.	13,375,000
45,378,000
Non-U.S. Equity Hedge – 14.0%
(Cost $55,007,000)
Hermitage Global Partners, L.P.*	28,000
Indus Pacific Opportunities Fund L.P.	16,835,000
MW Eureka (US) Fund	16,619,000
Pelham Long/Short Fund, L.P.	19,075,000
Zebedee Focus Fund Limited	16,863,000
69,420,000
Relative Value – 12.3%
(Cost $49,179,000)
Alphadyne Investment Strategies Partners, L.P.	14,095,000
Investcorp Interlachen Multi-Strategy Fund, LLC*	140,000
Laurion Capital, L.P.	13,049,000
North Pole Offshore	15,246,000
Peak6 Achievement Fund, LLC	18,584,000
61,114,000
Sector Hedge – 8.6%
(Cost $21,266,000)
Broadfin Healthcare Fund, L.P.	22,283,000
Camber Capital Fund, L.P.	20,555,000
42,838,000
Special Situations – 20.6%
(Cost $72,735,000)
Archer Capital Fund, L.P.	14,921,000
Corvex Partners, L.P.	28,851,000
HG Vora Special Opportunities Fund, L.P.	20,861,000
JHL Capital Group Fund, LLC	13,538,000
Senator Global Opportunity Fund, L.P.	23,893,000
102,064,000
U.S. Equity Hedge – 17.4%
(Cost $69,371,000)
Black Diamond Thematic, L.P.	11,370,000
The Collectors’ Qualified Fund L.P.	22,327,000
Harvest Small Cap Partners, L.P.	17,610,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 96.1% – continued
U.S. Equity Hedge – 17.4% continued
Lakewood Capital Partners, L.P.	$18,562,000
Tourbillon Global Equities LLC	16,609,000
86,478,000
Total Investments in Sub-Funds
(Cost $364,112,000)	$477,386,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 0.1%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01%(1) (2)	215,000	$215,000
Total Cash Equivalent
(Cost $215,000)		$215,000
TOTAL INVESTMENTS – 96.2%
(Cost $364,327,000)		$477,601,000
Other Assets less Liabilities – 3.8%		19,010,000
NET ASSETS – 100.0%		$496,611,000

(1) Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Diversified Assets Portfolio of the Northern Institutional Funds.

(2) At March 31, 2014, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $4,317,000 with net sales of approximately $4,102,000 during the three months ended June 30, 2014.

* During the current year, all of the underlying investments’ value in these Sub-Funds were held in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.1% of the Fund’s net assets are in side pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

QUARTERLY REPORT	1	NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS continued

NT ALPHA STRATEGIES FUND

At June 30, 2014, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Distressed	12.2%
Fixed Income Arbitrage	1.9
Global Macro	9.1
Non-U.S. Equity Hedge	14.0
Relative Value	12.3
Sector Hedge	8.6
Special Situations	20.6
U.S. Equity Hedge	17.4
Cash Equivalent and Other Assets Less Liabilities	3.9
Total	100.0%

At June 30, 2014, the Fund’s Sub-Funds investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 12.3%	$42,404,000	$60,960,000
United States – 83.8%	321,708,000	416,426,000
Total		$477,386,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain investments at fair value, which in turn is based on valuation data obtained from the Sub-Funds directly, for which those investments may have a redemption period of 90 days or less and a notification period of 90 days or less.

Level 3 – Valuation based on inputs that are unobservable and significant. The Fund utilized the following valuation technique on Level 3 investments: The Fund valued certain investments at fair value, which in turn is based on valuation data obtained from the Sub-Funds directly, for which those investments may have a redemption period of 90 days or greater and a notification period of 90 days or greater, a side-pocket agreement, a lock-up period, or have implemented other restrictions on liquidity.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and other financial instruments, if any. The following is a summary of the leveling inputs used in valuing the Fund’s investments, which are carried at fair value, as of June 30, 2014.

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Distressed	$-	$44,429	$16,414	$60,843
Fixed Income Arbitrage	-	9,251	-	9,251
Global Macro	-	35,347	10,031	45,378
Non-U.S. Equity Hedge	-	51,358	18,062	69,420
Relative Value	-	60,974	140	61,114
Sector Hedge	-	42,838	-	42,838
Special Situations	-	41,162	60,902	102,064
U.S. Equity Hedge	-	86,478	-	86,478
Cash Equivalent	215	-	-	215
Total	$215	$371,837	$105,549	$477,601

NT ALPHA STRATEGIES FUND	2	QUARTERLY REPORT

JUNE 30, 2014 (UNAUDITED)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At June 30, 2014, there were no transfers between Level 1 and Level 2 based on levels assigned to the securities on March 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/14 (000S)	REALIZED GAINS (LOSSES) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCH- ASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)*	STRATEGY RECLASSIF- ICATION† (000S)	BALANCE AS OF 6/30/14 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 6/30/14 (000S)
Sub-Funds
Convertible Bond Arbitrage	$139	$—	$1	$—	$—	$—	$—	$(140)	$—	$—
Distressed	3,372	—	57	—	—	—	(3,429)	16,414	16,414	497
Emerging Markets	32	—	(4)	—	—	—	—	(28)	—	—
Event Driven	47,929	—	2,199	—	—	—	(885)	(49,243)	—	—
Global Macro	10,464	—	(433)	—	—	—	—	—	10,031	(433)
Non-U.S. Equity Hedge	—	—	809	17,225	—	—	—	28	18,062	805
Relative Value	—	—	—	—	—	—	—	140	140	1
Special Situations	27,776	—	297	—	—	—	—	32,829	60,902	1,972
Total Investments	$89,712	$—	$2,926	$17,225	$—	$—	$(4,314)	$—	$105,549	$2,842

† As of June 30, 2014, Sub-Fund investments totaling $32,829,000 and $16,414,000 in fair value were reclassified from the Event Driven investment strategy to the Special Situations investment strategy and Distressed investment strategy, respectively. In addition, Sub-Fund investments totaling $140,000 was reclassified from the Convertible Bond Arbitrage investment strategy to the Relative Value investment strategy and $28,000 was reclassified from the Emerging Markets investment strategy to the Non-U.S. Equity Hedge investment strategy. These reclassifications were made in the current period to provide further transparency and more accurate description of the investments.

* The fair value of Transfers Into and Out of Level 3 were measured using the fair value as of the end of the period. Transfers Out of Level 3 include investments in Sub-Funds that were previously categorized as Level 3 investments, with a fair value of $4,314,000, which have been re-classified as Level 2 for the three months ended June 30, 2014. Such transfers were primarily the result of the changes in redemption terms and the Fund’s ability to redeem from these Sub-Funds within 90 days of the statement of assets and liabilities date.

The Fund is not able to obtain complete investment holdings details on each of the Sub-Funds held within the Fund’s portfolio in order to determine whether the Fund’s proportional share of any investments held by the Sub-Funds exceeds 5% of the net assets of the Fund as of June 30, 2014.

QUARTERLY REPORT	3	NT ALPHA STRATEGIES FUND

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Alpha Strategies Fund

By:	/s/ Robert DiCarlo
Robert DiCarlo, President
(Principal Executive Officer)

Date:	August 27, 2014

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert DiCarlo
Robert DiCarlo, President
(Principal Executive Officer)
Date:	August 27, 2014

By:	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	August 27, 2014